Advances on Newbuilding Contracts - Capital commitment maturity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	$ 74,000
Borrowings	2,464,027	$ 2,759,717
Newbuild Vessel | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings	105,600
Undrawn borrowing facilities	63,400
1 Year
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	74,000
2 Years
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	0
3 Years
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	0
4 Years
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	0
5 Years
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	0
Thereafter
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	$ 0